Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	¥ 62,117	¥ 62,475
Investment securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	12,493	8,473
Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	7,997	23,967
Loans | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	2,712	1,480
Loans | Collateral dependent loans
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	5,285	22,487
Premises and equipment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	1,515	13,072
Intangible assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	690	1,706
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	37,703	0
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	1,719	15,257
Other assets | Investments in equity method investees
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	24	274
Other assets | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Losses Nonrecurring Changes In Fair Value	¥ 1,695	¥ 14,983